Additional Notes - Summary of Fair Value Level of Financial Assets and Liabilities (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Level [Line Items]
Cash and Cash Equivalents	€ 158,499,651	€ 402,350,904	€ 123,248,256	€ 109,794,680
Other Financial Assets	520,845,000	504,823,000
Accounts Receivable	32,094,000	91,231,000
Financial Assets from Collaborations	3,410,247	0
Other Receivables	1,496,000	12,852,000
thereof Non-Financial Assets	1,496,000	3,020,000
Prepaid Expenses and Other Assets	30,323,373	50,929,633
Current Financial Asset	714,849,000	1,008,237,000
Prepaid Expenses and Other Assets	7,341,491	8,728,994
thereof Non-Financial Assets	6,124,000	7,405,000
Non-Current Financial Asset	2,351,000	1,324,000
Total	717,200,000	1,009,561,000
Accounts Payable and Accruals	(109,804,500)	(157,270,380)
thereof Non-Financial Liabilities	(81,417,000)	(118,691,000)
Financial Liabilities from Future Payments to Royalty Pharma	(119,811,363)	(102,171,167)
Current Financial Liabilities	155,364,000	145,295,000
Financial Liabilities from Future Payments to Royalty Pharma	(1,316,353,147)	(1,398,303,228)
Non-Current Financial Liabilities	(1,669,243,000)	(1,907,776,000)
Total	(1,824,607,000)	(2,053,071,000)
FLAC
Fair Value Level [Line Items]
thereof Accounts Payable	(28,388,000)	(38,579,000)
Bonds	(1,638,000)	(2,031,000)
Financial Liabilities from Collaborations	(5,527,000)	(2,514,000)
Financial Liabilities from Future Payments to Royalty Pharma	(119,811,000)	(102,171,000)
Level 3 of fair value hierarchy | FLAC
Fair Value Level [Line Items]
Bonds	(244,021,000)	(291,647,000)
Financial Liabilities from Collaborations	(108,869,000)	(217,826,000)
Financial Liabilities from Future Payments to Royalty Pharma	(1,316,353,000)	(1,398,303,000)
Level 3 of fair value hierarchy | FLAC | Fair Value
Fair Value Level [Line Items]
Bonds	(244,818,000)	(277,166,000)
Financial Liabilities from Collaborations	(93,354,000)	(167,984,000)
Financial Liabilities from Future Payments to Royalty Pharma	(1,318,880,000)	(1,290,475,000)
Financial assets at amortised cost, category
Fair Value Level [Line Items]
Cash and Cash Equivalents	158,500,000	402,351,000
thereof Fixed Term Deposits	285,984,000	490,201,000
Accounts Receivable	32,094,000	91,231,000
Other Financial Assets	1,134,000
Financial assets at amortised cost, category | Level 2 of fair value hierarchy
Fair Value Level [Line Items]
thereof Restricted Cash	1,217,000	1,324,000
Financial assets at amortised cost, category | Level 2 of fair value hierarchy | Fair Value
Fair Value Level [Line Items]
thereof Restricted Cash	1,217,000	1,324,000
FVTPL
Fair Value Level [Line Items]
thereof Financial Asset from Escrow Account	800,000	0.0
FVTPL | Level 1 of fair value hierarchy
Fair Value Level [Line Items]
thereof Money Market Funds	234,094,000	14,622,000
FVTPL | Level 1 of fair value hierarchy | Fair Value
Fair Value Level [Line Items]
thereof Money Market Funds	234,094,000	14,622,000
thereof Financial Asset from Escrow Account	768,000
FVTPL | Level 3 of fair value hierarchy
Fair Value Level [Line Items]
thereof Financial Asset from Escrow Account	768,000
Financial Assets from Collaborations	3,410,000	0
thereof Anti-Dilution Right HI-Bio	0	9,832,000
thereof Financial Asset from Escrow Account	1,134,000
FVTPL | Level 3 of fair value hierarchy | Fair Value
Fair Value Level [Line Items]
Financial Assets from Collaborations	3,410,000	0
thereof Anti-Dilution Right HI-Bio	0	€ 9,832,000
thereof Financial Asset from Escrow Account	1,134,000
Other financial assets
Fair Value Level [Line Items]
thereof Non-Financial Assets	€ 30,323,000